Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	¥ 513,351	$ 74,429	¥ 8,489
Trade receivables	130,004	18,849	38,456
Prepayments, other receivables and other assets	287,435	41,674	105,833
Total current assets	930,790	134,952	152,778
Non-current assets
Right-of-use assets	17,030	2,469	19,766
Financial assets at fair value through profit or loss	11,753	1,704	5,000
Financial assets at fair value through other comprehensive income	129,060	18,712
Property, plant and equipment	2,600	377	548
Intangible assets	833	121
Other non-current assets	13,869	2,011
Total non-current assets	175,145	25,394	25,314
Total assets	1,105,935	160,346	178,092
Current liabilities
Interesting-bearing bank borrowings	38,000	5,510
Current lease liabilities	6,853	993	7,067
Trade payables	49,239	7,139	16,872
Other payables and accruals	98,049	14,218	112,148
Total current liabilities	192,141	27,860	136,087
Non-current liabilities
Interest-bearing bank borrowings	465,155	67,441
Non-current lease liabilities	9,327	1,352	12,566
Deferred tax liabilities	438	64
Total non-current liabilities	474,920	68,857	12,566
Total liabilities	667,061	96,717	148,653
EQUITY
Share capital	146,730	21,273
Additional paid in capital	6,358,600	921,910	423,329
Other reserves	(35,201)	(5,104)
Accumulated losses	(6,031,255)	(874,450)	(393,890)
Total equity	438,874	63,629	29,439
Total equity and liabilities	¥ 1,105,935	$ 160,346	¥ 178,092